Cover	Jan. 23, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 23, 2026
Entity File Number	001-43063
Entity Registrant Name	ALDABRA 4 LIQUIDITY OPPORTUNITY VEHICLE, INC.
Entity Central Index Key	0002083989
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3725 Leafy Way
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	230-4002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	ALOVU
Security Exchange Name	NASDAQ
Class A ordinary shares
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ALOV
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ALOVW
Security Exchange Name	NASDAQ